Fair Value Measurements (Fair Value Measurements Using Significant Unobservable Inputs) (Details) (Level 3 [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Auction rate securities, Beginning balance	$ 8,775	$ 6,078
Auction rate securities, Unrealized losses included in earning (other than temporary impairment)	(785)
Auction rate securities, Securities sold during 2011		(1,912)
Auction rate securities, Ending balance	$ 7,990	$ 6,078